RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands		Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Due to related parties (note 4)		¥ 11,592	$ 1,747	¥ 12,601
Henan Agriculture University [Member]
Due to related parties (note 4)		0		1,000
Xinjiang Ginbo Seeds Center [Member]
Due to related parties (note 4)	[1]	10,000		10,000
Companies controlled by the Company's directors [Member]
Due to related parties (note 4)		1,576		1,585
Ex-shareholders of State Harvest [Member]
Due to related parties (note 4)		¥ 16		¥ 16

[1]	Xinjiang Origin has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand.